13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA              11/19/2010
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    50

Form 13F Information Table Value Total: $134,224

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 09/30/10

                                                                                            INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/       DISCRETION   OTHER    VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp         SPONSORED ADR  032479AC1      2,276   39,900   SH                            24,300        15,600
Apple Inc                            COM       037833100      2,838   10,000   SH                             6,200         3,800
ArcelorMittal SA
  Luxembourg NY                      COM       03938LAL8      2,708   82,100   SH                            51,300        30,800
AstraZeneca PLC Sp ADR          SPONSORED ADR  046353108      2,403   47,400   SH                            29,500        17,900
Autoliv Inc                          COM       052800109      3,547   54,300   SH                            33,900        20,400
AutoZone Inc                         COM       053332102      3,246   14,180   SH                             9,600         4,580
Avery Dennison Corp                  COM       053611109      2,955   79,600   SH                            49,500        30,100
Avnet Inc                            COM       053807103      2,560   94,800   SH                            58,900        35,900
Becton Dickinson & Co                COM       075887109      2,983   40,260   SH                            24,900        15,360
Bristol Myers Squibb Co              COM       110122108      2,960  109,200   SH                            68,100        41,100
Broadcom Corp Cl A                   COM       111320107      2,173   61,400   SH                            37,300        24,100
CBS Corp Cl B                        COM       124857202      2,771  174,700   SH                           109,000        65,700
Chesapeake Energy Corp               COM       165167107      2,279  100,600   SH                            62,800        37,800
Cimarex Energy Co                    COM       171798101      2,826   42,700   SH                            26,600        16,100
Citigroup Inc                        COM       172967101      2,324  594,400   SH                           371,200       223,200
Colgate Palmolive Co                 COM       194162103      2,167   28,200   SH                            17,600        10,600
Deere & Co                           COM       244199105      3,231   46,300   SH                            28,800        17,500
Dollar Tree Inc                      COM       256746108      3,233   66,300   SH                            41,400        24,900
DTE Energy Co                        COM       233331107      2,783   60,600   SH                            37,800        22,800
EMC Corp MA                          COM       268648102      2,321  114,300   SH                            71,300        43,000
Enbridge Energy Partners LP   LTD. PARTNERSHIP 29250R106      2,880   51,500   SH                            32,100        19,400
Fidelity Natl Information
  Services                           COM       31620M106      2,206   81,300   SH                            49,500        31,800
General Electric Co                  COM       369604103      2,397  147,500   SH                            92,100        55,400
Google Inc Cl A                      COM       38259P508      2,524    4,800   SH                             3,000         1,800
Harris Corp                          COM       413875105      2,467   55,700   SH                            34,700        21,000
Hasbro Inc                           COM       418056107      3,102   69,700   SH                            43,500        26,200
Hewlett Packard Co                   COM       428236103      2,066   49,100   SH                            30,600        18,500
Humana Inc                           COM       444859102      3,316   66,000   SH                            42,200        23,800
Intel Corp                           COM       458140100      2,260  117,700   SH                            73,400        44,300
Kellogg Co                           COM       487836108      1,701   33,680   SH                            19,280        14,400
Kinder Morgan Energy
  Partners LP                 LTD. PARTNERSHIP 494550106      2,987   43,600   SH                            27,200        16,400
Kraft Foods Inc Cl A                 COM       50075N104      2,487   80,600   SH                            50,400        30,200
Lauder Estee Cos Inc Cl A            COM       518439104      2,738   43,300   SH                            27,000        16,300
Life Technologies Corp               COM       53217V109      2,372   50,800   SH                            31,700        19,100
MetLife Inc                          COM       59156R108      2,295   59,700   SH                            37,300        22,400
Mettler Toledo International         COM       592688105      2,862   23,000   SH                            15,300         7,700
Micron Technology Inc.               COM       595112103      2,449  339,600   SH                           212,100       127,500
Molex Inc                            COM       608554101      2,604  124,400   SH                            77,600        46,800
Northrop Grumman Corp                COM       666807102      3,135   51,700   SH                            32,700        19,000
Novartis AG Sp ADR              SPONSORED ADR  66987V109      2,699   46,800   SH                            29,200        17,600
Nucor Corp                           COM       670346105      2,250   58,900   SH                            36,800        22,100
Parker Hannifin Corp                 COM       701094104      2,900   41,400   SH                            25,800        15,600
Sandisk Corp                         COM       80004C101      2,947   80,400   SH                            50,200        30,200
Smucker J M Co                       COM       832696405      2,669   44,100   SH                            27,500        16,600
Travelers Companies Inc              COM       89417E109      2,480   47,600   SH                            31,100        16,500
Tyson Foods Inc. CL A                COM       902494103      2,243  140,000   SH                            87,300        52,700
Union Pacific Corp                   COM       907818108      2,519   30,800   SH                            19,300        11,500
UnitedHealth Group Inc               COM       91324P102      2,767   78,800   SH                            49,200        29,600
Wal Mart Stores Inc                  COM       931142103      2,366   44,200   SH                            27,600        16,600
Whirlpool Corp                       COM       963320106      2,655   32,800   SH                            20,500        12,300
Yahoo Inc                            COM       984332106      2,297  162,100   SH                           101,200        60,900
                                                            134,224